As filed with the Securities and Exchange Commission on [date]




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07959



                              ADVISORS SERIES TRUST
               (Exact name of registrant as specified in charter)



                               615 E. MICHIGAN ST.
                               MILWAUKEE, WI 53202
               (Address of principal executive offices) (Zip code)



                                 ERIC M. BANHAZL
                              ADVISORS SERIES TRUST
                              615 EAST MICHIGAN ST.
                               MILWAUKEE, WI 53202
                     (Name and address of agent for service)



                                 (414) 765-6609
               Registrant's telephone number, including area code



Date of fiscal year end: OCTOBER 31, 2007
                         ----------------



Date of reporting period:  APRIL 30, 2007
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.



SEMI-ANNUAL REPORT
PERIOD ENDING APRIL 30, 2007



P o I o C
-----------------------
PROVIDENT
-----------------------
INVESTMENT
-----------------------
COUNSEL
-----------------------



                            FAMILY OF GROWTH-ORIENTED
                            MUTUAL FUNDS
                           [ ] Small  Cap  Growth  Fund, Class I
                           [ ] Small Cap  Growth  Fund, Class A
                           [ ] Flexible Growth Fund, Class I

CONTENTS


MARKET REVIEW & OUTLOOK . . . . . . . . . . . . . . . . . . . . . . . . . . . .1

FUND REVIEW . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .3

      o SMALL CAP GROWTH FUND . . . . . . . . . . . . . . . . . . . . . . . . .3

      o FLEXIBLE GROWTH FUND . . . . . . . . . . . . . . . . . . . . . . . . . 8

INFORMATION ABOUT YOUR FUNDS' EXPENSES . . . . . . . . . . . . . . . . . . . .12

SCHEDULE OF INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . 13

      o SMALL CAP GROWTH FUND . . . . . . . . . . . . . . . . . . . . . . . . 13

      o FLEXIBLE GROWTH FUND . . . . . . . . . . . . . . . . . . . . . . . . .16

STATEMENTS OF ASSETS AND LIABILITIES . . . . . . . . . . . . . . . . . . . . .18

STATEMENTS OF OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .19

STATEMENTS OF CHANGES IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . 20

FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .22

NOTES TO FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . 25

NOTICE TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . . . . . . .30

BOARD REVIEW OF ADVISORY AGREEMENT . . . . . . . . . . . . . . . . . . . . . .31

OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . BACK COVER

                             MARKET REVIEW & OUTLOOK
================================================================================

U.S. EQUITY
INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
For the six month period ending April 30, 2007, stock market returns were reasonably strong. Despite slowing Gross Domestic Product ("GDP") growth in the U.S., investors have looked upon the equity markets favorably. Several positive factors have helped facilitate a positive environment for stocks. First, earnings growth for U.S. companies still remains respectable, particularly for companies that generate revenues from international markets. The Federal Reserve ("the Fed") has also remained neutral. Finally, the capital markets are benefiting from a high degree of liquidity, which has also helped fuel merger and acquisition ("M&A") activity.

Much of the merger and acquisition activity has been focused on the mid cap universe of companies. This has helped stocks in the mid cap market capitalization range generate the highest returns over the past six months. The Russell Midcap(R) Index returned 12.2% during this period, versus 9.1% for the Russell 1000(R) Index (larger CAP stocks) and 6.9% for the Russell 2000(R) Index (smaller cap stocks). During the past six months, both growth anD value stocks fully participated in the market's advance.

Below is the performance of the broad market indices and Funds for each quarter making up the semi-annual period ended April 30, 2007.

                           FUND AND MARKET PERFORMANCE
--------------------------------------------------------------------------------
                                  10/31/06 -      1/31/07 -      10/31/06 -
FUND RETURN                         1/31/07        4/30/07        4/30/07
--------------------------------------------------------------------------------
Small Cap Growth Fund, Class I       9.38%          2.09%          11.66%
--------------------------------------------------------------------------------
Small Cap Growth Fund, Class A      10.22%          2.15%          12.59%
--------------------------------------------------------------------------------
Flexible Growth Fund, Class I        6.14%          3.53%           9.89%
--------------------------------------------------------------------------------
INDEX RETURN
--------------------------------------------------------------------------------
S&P 500 Index                        4.89%          3.53%           8.60%
--------------------------------------------------------------------------------
Russell 1000(R) Growth Index         4.96%          3.30%           8.42%
--------------------------------------------------------------------------------
Russell 2000(R) Growth Index         4.05%          3.24%           7.42%
--------------------------------------------------------------------------------

Russell Index Source: Russell Investment Group. Russell Investment Group is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. The presentation may contain confidential information and unauthorized use, disclosure, copying, dissemination or redistribution is strictly prohibited. This is a presentation of Provident Investment Counsel ("PIC"). Russell Investment Group is not responsible for the formatting or configuration of this material or for any inaccuracy in PIC's presentation thereof. For a description of the Russell Indices please contact Russell Investment Group at www.russell.com.

Past performance does not guarantee future results.

                             MARKET REVIEW & OUTLOOK
--------------------------------------------------------------------------------

INVESTMENT
OUTLOOK
--------------------------------------------------------------------------------
We remain constructive on the U.S. stock market, although there are headwinds that investors will continue to face. Some challenges include decelerating earnings growth and profitability, high commodity and energy prices, and further deterioration in the housing market. First, as U.S. GDP growth has declined recently, the average U.S. company is finding it more difficult to produce accelerating revenue and earnings growth. That is not to say that opportunities do not still exist. However, in our view investors will need to find companies with unique products or services that operate in markets with high barriers to entry. Additionally, although the U.S. economy is growing at a slower pace, many foreign economies continue to grow rapidly. Companies that sell products or services into these markets may have the ability to generate superior revenue and earnings growth.

Second, commodity and energy prices have been firm. Many companies that require commodity products as inputs, from steel to corn, are experiencing margin pressure. Some of these costs are being passed through to the consumer in the form of higher retail prices. Furthermore, although energy prices moderated in the second half of 2006, prices remain relatively high as we enter the summer driving season. Finally, there has been a meaningful deterioration in the housing market. Housing related stocks and mortgage lenders with significant exposure to sub-prime loans have performed poorly. There has also been a concomitant decline in home equity loans, which heretofore acted as a catalyst for spending in everything from home improvement to consumer electronics. The overall result has been a deceleration in consumer spending, although the U.S. appears to be avoiding a recession.

Despite the challenges we face, there are several reasons we remain positive on equities. First, we believe global economic growth should remain reasonably strong. While growth in the developed part of the world is perhaps more sluggish (although still positive), emerging economies continue to thrive. Developing countries are spending heavily on new infrastructure and improvements. This is driving strong demand, especially for cyclical companies which supply this end market. Over the past six months, stocks in the industrial and material sectors have outperformed. We expect this to continue. A second positive factor is valuations. Earnings growth has been strong, particularly between 2003 and mid 2006, and outpaced stock price advances. The result has been a contraction in P/Es. Multiple contraction has been even more profound for growth oriented companies. Today we believe the market is fairly valued, but not expensive. Assuming our expectations for earnings growth are reasonably accurate, we believe there is room for further appreciation in the equity markets. Finally, despite a rise in commodity and energy prices, overall inflation remains stable (in part due to importing goods produced in low cost countries such as China). As a result, central banks, which have tightened credit in certain cases recently, have not raised interest rates to levels that significantly restrict global trade or liquidity.

----------
   Price to earnings (P/E) ratio is a tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

     PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS I & CLASS A
================================================================================

PHILOSOPHY &
APPROACH

o RESEARCH AND INVEST IN SMALL CAP COMPANIES WITH ABOVE-AVERAGE, SUSTAINABLE REVENUE AND EARNINGS GROWTH;
o UTILIZE FUNDAMENTAL RESEARCH TO BUILD A PORTFOLIO OF CATEGORY LEADING COMPANIES THAT EXHIBIT:
     o    CATALYSTS FOR GROWTH
     o    OUTSTANDING COMPANY MANAGEMENTS
     o    MEASURABLE AND SUPERIOR FINANCIAL CHARACTERISTICS

FUND
SUMMARIES

     CLASS I

o    TICKER SYMBOL: PISCX
o    FUND NUMBER: 1481
o    CUSIP: 693365405
o    NUMBER OF HOLDINGS: 99

     CLASS A

o    TICKER SYMBOL: PINSX
o    FUND NUMBER: 1482
o    CUSIP: 693365801
o    NUMBER OF HOLDINGS: 99

SMALL CAP GROWTH FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
The Provident Investment Counsel Small Cap Growth Fund, Class I returned 11.66% for the six month period ending April 30, 2007. The Provident Investment Counsel Small Cap Growth Fund, Class A returned 12.59% for the six month period ending April 30, 2007. During the same six month period, the Russell 2000(R) Growth Index, the primary bench-mark against which we measure the Fund, returned 7.42%.

We are very pleased with the strong results produced by the Fund and the market. Within the small cap growth marketplace, the strongest absolute returns were produced by stocks in the materials (+22.1%), utilities (+11.7%), information technology (+10.5%), and industrials (+9.6%) sectors. Stocks in the telecommunication services (+0.1%) and financials (+1.1%) sectors produced below average returns, although results were still positive.

The Fund's relative performance was also strong during the six month period ending April 30, 2007. The greatest contributor to relative performance was health care. Within the sector, health services and equipment companies performed well, including HealthExtras Inc. and Pediatrix Medical Group Inc. Information technology stocks also helped produce positive relative performance for the Fund. Within technology, holdings in the internet software & services and semiconductor categories particularly helped performance. The best performers in these two groups, respectively, were Ctrip.com International and Silicon Motion Technology. Finally, relative performance was strong in the industrials sector where Copa Holdings (airline) and Infrasource Services (construction & engineering) boosted the Fund's results. Stocks in the consumer discretionary and energy sectors slightly detracted from relative performance.

     PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS I & CLASS A
================================================================================

LEAD PORTFOLIO MANAGERS
-----------------------

     PHOTO OMITTED

  Andrew J. Pearl, CFA
  19 Years Experience


     PHOTO OMITTED

   NED W. BRINES, CFA
  21 YEARS EXPERIENCE


      TEAM MEMBERS
      ------------
   NICK A. BLANKL, CFA
    8 YEARS EXPERIENCE

     BARRY B. BURCH
   14 YEARS EXPERIENCE

 BRADLEY J. CARTER, CFA
    8 YEARS EXPERIENCE

  MICHAEL D. EMERY, CFA
   12 YEARS EXPERIENCE

   DAVID J. FURTH, CFA
   21 YEARS EXPERIENCE

  LLOYD B. ROGERS, CFA
   13 YEARS EXPERIENCE


             CLASS I, RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
--------------------------------------------------------------------------------
IF INVESTED ON 9/30/93

(GRAPH OMITTED)
                                   PIC                 RUSSELL
                                 SMALL CAP -            2000(R)
                                GROWTH FUND            GROWTH
                                CLASS I FUND            INDEX
               -----------------------------------------------
               9/30/93             10,000              10,000
               4/30/94              9,478               9,860
               4/30/95             10,514              10,722
               4/30/96             18,823              14,941
               4/30/97             14,948              12,917
               4/30/98             20,959              18,562
               4/30/99             18,290              17,862
               4/30/00             37,401              23,468
               4/30/01             27,914              17,635
               4/30/02             23,468              16,132
               4/30/03             18,385              12,341
               4/30/04             25,263              17,471
               4/30/05             25,551              17,375
               4/30/06             33,375              23,653
               4/30/07             34,568              24,724

                  4960              9.55%               6.89%

INVESTMENT RESULTS
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDING 4/30/07
                                                                        SINCE
                               1 YEAR   3 YEARS*  5 YEARS*  10 YEARS* INCEPTION*
                              --------------------------------------------------
PIC Small Cap Growth Fund -
  Class I
  (Inception
   September 30, 1993)          3.57%    10.99%    8.04%     8.74%     9.55%
Russell 2000(R) Growth Index    4.53%    12.27%    8.91%     6.71%     6.89%

Total Annual Fund Operating Expenses - 1.20%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-618-7643. PERFORMANCE DATA SHOWN DOES NOT REFLECT THE 1% REDEMPTION FEE IMPOSED ON SHARES HELD LESS THAN 30 DAYS. IF IT DID, TOTAL RETURNS WOULD BE REDUCED.

------------
 * Average Annual Total Return represents the average change in account value over the periods indicated.

   Returns reflect the reinvestments of dividends and capital gain distributions. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

   Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.

   The Russell 2000(R) Growth Index measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth values. For a description of the Russell Indices please contact Russell Investment Group at www.russell.com. Indices do not incur expenses and are not available for investment.

   RISKS: FOREIGN SECURITIES TYPICALLY INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS THAN DOMESTIC SECURITIES. SMALL- AND MEDIUM CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

      PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS I & CLASS A
================================================================================

CLASS A, RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
--------------------------------------------------------------------------------
IF INVESTED ON 2/3/97


(GRAPH OMITTED)


                                    PIC SMALL      RUSSELL
                                   CAP GROWTH      2000(R)
                                  FUND, CLASS A    GROWTH
                                   (WITH LOAD)      INDEX

                ------------------------------------------
                 2/3/97             10,000          10,000
                4/30/97              7,747           8,648
                4/30/98             10,801          12,428
                4/30/99              9,359          11,959
                4/30/00             19,416          15,712
                4/30/01             14,411          11,807
                4/30/02             12,064          10,801
                4/30/03              9,406           8,263
                4/30/04             12,865          11,697
                4/30/05             12,931          11,633
                4/30/06             16,814          15,836
                4/30/07             17,521          16,553

                   3738              5.63%           5.05%



INVESTMENT RESULTS
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDING 4/30/07

                                                                         SINCE
                                1 YEAR  3 YEARS*  5 YEARS*  10 YEARS* INCEPTION*
                               -------------------------------------------------
PIC Small Cap Growth Fund -
  Class A
  (With Load)
  (Inception February 3, 1997)  -1.79%    8.68%     6.48%     7.86%     5.63%
PIC Small Cap Growth Fund -
  Class A
  (Without Load)
(Inception February 3, 1997)     4.20%   10.84%    7.75%     8.50%     6.24%
Russell 2000(R) Growth Index     4.53%   12.27%    8.91%     6.71%     5.05%

Total Annual Fund Operating Expenses - 1.60%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-618-7643. PERFORMANCE DATA SHOWN DOES NOT REFLECT THE 1% REDEMPTION FEE IMPOSED ON SHARES HELD LESS THAN 30 DAYS. IF IT DID, TOTAL RETURNS WOULD BE REDUCED. PERFORMANCE DATA SHOWN REFLECTS THE CLASS A MAXIMUM SALES CHARGE OF 5.75%.

---------
 * Average Annual Total Return represents the average change in account value over the periods indicated.

   Returns reflect the reinvestments of dividends and capital gain distributions. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

   Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.

   The Russell 2000(R) Growth Index measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth values. For a description of the Russell Indices please contact Russell Investment Group at www.russell.com. Indices do not incur expenses and are not available for investment.

   RISKS: FOREIGN SECURITIES TYPICALLY INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS THAN DOMESTIC SECURITIES. SMALL- AND MEDIUM CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

     PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS I & CLASS A
================================================================================

TEN LARGEST EQUITY HOLDINGS
--------------------------------------------------------------------------------
                                  % OF
SECURITY                        NET ASSETS         DESCRIPTION
--------------------------------------------------------------------------------
EQUINIX, INC.                     2.89%      Designs, builds and operates
                                             neutral internet business
                                             exchange (IBX) centers. The
                                             company's IBX centers pro-
                                             vides e-commerce companies,
                                             content providers and
                                             application service providers
                                             with the ability to directly
                                             interconnect with a choice of
                                             bandwidth providers, internet
                                             service providers and site &
                                             performance management
                                             companies.

HEALTHEXTRAS, INC.                2.51%      Provides pharmacy benefit
                                             management services to
                                             managed care organizations,
                                             self-insured employers and
                                             third party payors who
                                             contract with the company.

VERIFONE HOLDINGS, INC.           2.29%      Provides point of sale
                                             electronic payment
                                             transactions, mainly to
                                             financial companies and
                                             payment processors worldwide.

LIFE TIME FITNESS, INC.           2.07%      Operates 48 membership-only
                                             fitness and family recreation
                                             centers in residential
                                             locations across 9 states.

CROCS, INC.                       1.87%      Manufactures men's, women's
                                             and children's footwear made
                                             with proprietary resin
                                             material.

FORMFACTOR, INC.                  1.80%      Manufactures wafer probe
                                             cards used to test wafers
                                             during the front end of the
                                             semiconductor manufacturing
                                             process.

RESOURCES CONNECTION, INC.        1.73%      Provides experienced
                                             accounting, finance, human
                                             resources and information
                                             technology services to
                                             clients on a
                                             project-by-project basis.

ICONIX BRAND GROUP, INC.          1.69%      Markets young men's and
                                             women's footwear, apparel and
                                             accessories under Candie's,
                                             Bongo, Rampage, Joe Boxer,
                                             Mudd, Mossimo, London Fog,
                                             Ocean Pacific, Danskin and
                                             Bagley Mischka names.

RTI INTERNATIONAL METALS, INC.    1.65%      Manufactures titanium mill
                                             and fabricated metal parts
                                             for the global aerospace and
                                             industrial markets.

GFI GROUP, INC.                   1.63%      Provides brokerage services
                                             and data, analytics and
                                             derivatives products to
                                             institutional clients.
--------------------------------------------------------------------------------

SECTOR ALLOCATION
--------------------------------------------------------------------------------

PIE CHART OMITTED

                                                 % OF TOTAL
                                                 INVESTMENTS
                     Information Technology        23.0%
                     Consumer Discretionary        18.0%
                     Industrials                   17.9%
                     Health Care                   15.1%
                     Financials                     6.3%
                     Telecommunication Services     4.4%
                     Energy                         3.9%
                     Materials                      3.5%
                     Utilities                      2.3%
                     Consumer Staples               1.1%
                     Short-Term Investments         4.5%

Fund holdings are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for complete fund holdings.

      PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS I & CLASS A
================================================================================

STRATEGIC VIEW
--------------------------------------------------------------------------------
The Fund's portfolio is positioned based upon the following strategic views. First, volatility in the U.S. equity markets has been quite low over the past few years, but has started to rise again. During the recent economic expansion, risk had taken a back seat to strong global growth, M&A activity, and excess liquidity. Partially as a result of the Fed's tightening program from mid 2004 to mid 2006, and also due to the normal course of the business cycle, economic growth has moderated over the past year, from 5.6% GDP in the first quarter of 2006 to below 1% for the first quarter of 2007. The deceleration in growth has adversely impacted riskier credits and bubble areas of the economy. Housing is among the first areas to be impacted as the froth surrounding this market began easing during 2006. As a result, we will avoid those areas that are most vulnerable to the re-pricing of risk, such as home builders and financial institutions that are highly exposed to sub-prime loans.

Second, we believe that global economic growth should remain steady, driven by emerging economies. Growth is especially robust in the construction and raw material industries as many developing countries modernize their infrastructure. Many U.S. companies, particularly in the industrial and material sectors should continue to benefit from the strong demand in these areas. This view has risks associated with it. For example, the Chinese government could slow the rate of economic growth in order to contain inflation. The portfolio holds many companies that benefit from international growth.

Finally, we are positioning the portfolio for a re-acceleration in domestic economic growth in the second half of 2007. We have been of the view that the U.S. economy has been in the midst of a mid cycle slowdown over the past year. We expect growth to improve as we move toward the end of the year. The portfolio's construction reflects our strategic views. The Fund is currently overweight in shipping, trading companies, distributors, and metals / mining stocks which should benefit from strong global growth. The portfolio is also overweight in areas that should perform well when the U.S. economy reaccelerates, including hotels, restaurants, leisure, and apparel companies. We are underweight in health care and financials where we see fewer opportunities and continuing earnings headwinds.

           PROVIDENT INVESTMENT COUNSEL FLEXIBLE GROWTH FUND, CLASS I
================================================================================

PHILOSOPHY &
APPROACH
o RESEARCH AND INVEST IN COMPANIES WITH ABOVE-AVERAGE, SUSTAINABLE REVENUE AND EARNINGS GROWTH;
o UTILIZE FUNDAMENTAL RESEARCH TO BUILD A PORTFOLIO OF CATEGORY LEADING COMPANIES THAT EXHIBIT:
     o    CATALYSTS FOR GROWTH
     o    OUTSTANDING COMPANY MANAGEMENTS
     o    MEASURABLE AND SUPERIOR FINANCIAL CHARACTERISTICS


     FUND SUMMARY
o    TICKER SYMBOL: PFLEX
o    FUND NUMBER: 1484
o    CUSIP: 693365850
o    NUMBER OF HOLDINGS: 42

FLEXIBLE GROWTH FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
The Provident Investment Counsel Flexible Growth Fund, Class I returned 9.89% for the six month period ending Aril 30, 2007. During the same period of time, the Russell 1000(R) Growth Index, the Fund's benchmark, returned 8.42%.

We are very pleased with the strong results produced by the Funds and the market. Within the large cap growth marketplace, the strongest absolute returns were generated by stocks in the materials (+18.9%), utilities (+15.5%), energy (+15.1%), and industrials (+9.4%) sectors. Stocks in the consumer staples (+6.2%) and consumer discretionary (+6.5%) sectors produced the lowest returns during the period, although results were still quite strong.

Relative performance was strong for the Fund over the past six months ending April 30, 2007. The greatest relative performance was generated by an overweight position and strong stock selection in the materials sector. Monsanto Co. represented the best relative performer in the group. The Fund's industrial related stocks also contributed positively to relative results. Caterpillar Inc. (machinery) and Rockwell Collins Corp. (aerospace & defense) especially helped performance. Finally, holdings in the health care sector boosted the Fund's relative return. Large cap pharmaceutical company Schering-Plough Corp. advanced strongly (+44%) during the six month period. Holdings in the consumer discretionary sector detracted the most from relative performance during the period. Within the consumer category, Starbucks Corp. (restaurants) and Best Buy Co. (specialty retail) particularly penalized relative performance. The Fund's financials sector holdings slightly detracted from relative results as well.

           PROVIDENT INVESTMENT COUNSEL FLEXIBLE GROWTH FUND, CLASS I
================================================================================

LEAD PORTFOLIO MANAGERS
-----------------------

     PHOTO OMITTED


  SUSAN J. PERKINS, CFA
   26 YEARS EXPERIENCE

     PHOTO OMITTED


   SEAN C. KRAUS, CFA
   11 YEARS EXPERIENCE


    RESEARCH ANALYSTS
    -----------------
RICHARD S. CAMPAGNA, CFA
   18 YEARS EXPERIENCE

BARBARA H. CLAYBROOK, CFA
    5 YEARS EXPERIENCE

 JAMES M. LANDRETH, CFA
   17 YEARS EXPERIENCE

    SUNNY F. OMMANNEY
    9 YEARS EXPERIENCE

      ROSE HAN PARK
   16 YEARS EXPERIENCE

    JOHN J. YOON, CFA
   18 YEARS EXPERIENCE

   AYAKO YOSHIOKA, CFA
   10 YEARS EXPERIENCE


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
--------------------------------------------------------------------------------
IF INVESTED ON 3/31/99

GRAPH OMITTED

                     PIC
                  FLEXIBLE           RUSSELL
                   GROWTH            1000(R)
                    FUND,            GROWTH
                   CLASS I            INDEX
---------------------------------------------
3/31/99             10,000            10,000
4/30/99              9,884            10,013
4/30/00             19,247            12,774
4/30/01             16,952             8,654
4/30/02             13,648             6,914
4/30/03             10,684             5,922
4/30/04             13,647             7,204
4/30/05             14,605             7,233
4/30/06             17,396             8,331
4/30/07             19,514             9,352

   2952              8.62%            -0.83%


INVESTMENT RESULTS
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDING 4/30/07
                                                                      SINCE
                                 1 YEAR      3 YEARS*   5 YEARS*    INCEPTION*
                                 ------      --------   --------    ----------
PIC Flexible Growth Fund -
  Class I
  (Inception March 31, 1999)      12.17%      12.39%     6.95%       8.62%
Russell 1000(R) Growth Index      12.25%      9.09%      6.22%      -0.83%

Total Annual Fund Operating Expenses - 4.75%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-618-7643. PERFORMANCE DATA SHOWN DOES NOT REFLECT THE 1% REDEMPTION FEE IMPOSED ON SHARES HELD LESS THAN 30 DAYS. IF IT DID, TOTAL RETURNS WOULD BE REDUCED.

----------
 * Average Annual Total Return represents the average change in account value over the periods indicated.

   Returns reflect the reinvestments of dividends and capital gain distributions. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

   Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.

   The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. For a description of the Russell Indices please contact Russell Investment Group at www.russell.com. Indices do not incur expenses and are not available for investment.

   RISKS: FOREIGN SECURITIES TYPICALLY INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS THAN DOMESTIC SECURITIES. SMALL- AND MEDIUM CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

           PROVIDENT INVESTMENT COUNSEL FLEXIBLE GROWTH FUND, CLASS I
================================================================================

TEN LARGEST EQUITY HOLDINGS
--------------------------------------------------------------------------------
                                 % OF
SECURITY                       NET ASSETS    DESCRIPTION
--------------------------------------------------------------------------------
NII HOLDINGS, INC. - CLASS B      4.46%      Provides digital wireless
                                             voice/data services to business
                                             customers in Mexico, Brazil,
                                             Argentina and Peru. Also provides
                                             Nextel Direct Connect and
                                             International Direct Connect
                                             Services.

APPLE, INC.                       4.37%      Manufactures desktop and laptop
                                             computers, peripherals, network
                                             devices and digital music players.

GILEAD SCIENCES, INC.             3.68%      Develops therapeutics to care for
                                             patients with life-threatening
                                             diseases. Research and clinical
                                             programs are focused on
                                             anti-infectives, including
                                             anti-virals and anti-fungals.

SCHERING-PLOUGH CORP.             3.65%      Develops branded prescription drugs
                                             for the treatment of arthritis,
                                             allergies, hepatitis C and other
                                             conditions.
PRAXAIR, INC.                     3.55%      Manufactures atmospheric gases,
                                             process gases and industrial gas
                                             production equipment for the health
                                             care, petroleum, computer-chip,
                                             fiber-optics, aerospace, chemicals
                                             and water treatment markets.

MONSANTO CO.                      3.43%      Provides crop protection products,
                                             animal agricultural products,
                                             herbicides and seeds to farmers
                                             worldwide.
AMERICAN TOWER CORP. -
CLASS A                           3.08%      Operates cellular towers used by
                                             wireless service providers and
                                             radio/television broadcast
                                             companies. Also provides site
                                             acquisition and structural
                                             analysis.

CVS CORP.                         2.98%      Operates over 5,400 CVS retail and
                                             specialty drugstores in 37 states
                                             and Washington, D.C.

GENZYME CORP.                     2.96%      Develops therapeutics to treat rare
                                             genetic disorders, renal disease,
                                             orthopedics and organ transplants.

GOOGLE, INC. - CLASS A            2.92%      Provides online search, targeted
                                             advertising and other internet
                                             content services via Google.com for
                                             personal and commercial use.
--------------------------------------------------------------------------------

SECTOR ALLOCATION
--------------------------------------------------------------------------------

PIE CHART OMITTED


                                                 % OF TOTAL
                                                 INVESTMENTS
                     Information Technology        24.5%
                     Health Care                   23.0%
                     Consumer Discretionary        11.3%
                     Industrials                   10.0%
                     Materials                      9.7%
                     Telecommunication Services     8.3%
                     Financials                     5.1%
                     Energy                         4.7%
                     Consumer Staples               3.0%
                     Short-Term Investments         0.4%


Fund holdings are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for complete fund holdings.

           PROVIDENT INVESTMENT COUNSEL FLEXIBLE GROWTH FUND, CLASS I
================================================================================

STRATEGIC VIEW
--------------------------------------------------------------------------------
While the first part of 2007 brought about increased volatility in the markets as a result of conflicting economic data, we continue to believe that the U.S. should avoid a recession. We think that we are experiencing a mid-cycle slowdown, which has resulted in lower GDP growth and corporate profitability. For this reason, at this time of heightened economic uncertainty it is imperative that we understand how the economic backdrop affects the near-term results of our companies.

In evaluating stocks in the portfolio and potential investment candidates, we are cognizant that reduced earnings growth due to cyclical factors could give the appearance of a disruption in the secular growth story. We have selectively added to the position sizes of those stocks in the portfolio where we believe the business fundamentals remain strong and where any disruption in earnings growth is merely temporary. Some of these stocks include Gilead Sciences, Medtronic Inc., and Cameco Corp.

We have also found new attractive opportunities over the past six months. We are always seeking companies that produce high quality products, enjoy high barriers to entry, and benefit from strong end markets. We believe the companies held by the Fund should grow significantly faster than the average company in our universe of growth stocks over the next year.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
================================================================================

INFORMATION ABOUT YOUR FUNDS' EXPENSES at April 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2006-April 30, 2007.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. The example below includes, but is not limited to, management fees, distribution and shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the Example below does not include portfolio trading commissions and related expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                            EXPENSES
                                                              PAID
                                   BEGINNING     ENDING      DURING
                                    ACCOUNT      ACCOUNT     PERIOD*  ANNUALIZED
                                     VALUE        VALUE     11/1/06-   EXPENSE
ACTUAL                              11/1/06      4/30/07    4/30/07    RATIO**
--------------------------------------------------------------------------------
Small Cap Growth Fund
  Class I                         $ 1,000.00   $ 1,116.60   $ 5.25        1.00%
  Class A                           1,000.00     1,125.90     7.38        1.40%
Flexible Growth Fund - Class I      1,000.00     1,098.90     4.94        0.95%

HYPOTHETICAL (5% ANNUAL
RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------
Small Cap Growth Fund
  Class I                         $ 1,000.00   $ 1,019.84   $ 5.01        1.00%
  Class A                           1,000.00     1,017.85     7.00        1.40%
Flexible Growth Fund - Class I      1,000.00     1,020.08     4.76        0.95%

-----------
     * Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days (to reflect the one-half year period).
     ** Provident Investment Counsel, Inc. has agreed to waive fees and/or reimburse fund expenses so that the total annual operating expenses are limited to 1.00% for Small Cap Growth Fund - Class I, 1.40% for Small Cap Growth Fund - Class A, and 0.95% for Flexible Growth Fund - Class I.

                            PIC SMALL CAP GROWTH FUND
================================================================================
SCHEDULE OF INVESTMENTS at April 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 95.08%
AEROSPACE & DEFENSE: 2.53%
      7,209     AAR Corp.* .....................................     $   220,163
      7,904     Ladish, Inc.* ..................................         321,377
                                                                     -----------
                                                                         541,540
                                                                     -----------
AIRLINES: 1.33%
      4,670     Copa Holdings Sa # .............................         284,310
                                                                     -----------

ALTERNATIVE CARRIERS: 1.22%
     10,296     Cogent Communications Group, Inc.* .............         262,136
                                                                     -----------

APPAREL RETAIL: 2.14%
     16,650     Casual Male Retail Group, Inc.* ................         191,642
      4,797     DSW, Inc. - Class A* ...........................         185,932
      2,016     Zumiez, Inc.* ..................................          79,551
                                                                     -----------
                                                                         457,125
                                                                     -----------
APPLICATION SOFTWARE: 2.81%
     10,866     Nuance Communications, Inc.* ...................         167,445
      5,960     Transaction Systems Architects, Inc.* ..........         189,111
      8,856     The Ultimate Software Group, Inc.* .............         244,426
                                                                     -----------
                                                                         600,982
                                                                     -----------
BIOTECHNOLOGY: 4.63%
      9,630     BioMarin Pharmaceutical, Inc.* .................         155,621
      9,450     LifeCell Corp.* ................................         277,830
      7,407     PDL Biopharma, Inc.* ...........................         187,101
      6,390     Pharmion Corp.* ................................         193,553
     13,140     Senomyx, Inc.* .................................         176,996
                                                                     -----------
                                                                         991,101
                                                                     -----------
CASINOS & GAMING: 1.42%
      6,444     Pinnacle Entertainment, Inc.* ..................         180,948
      3,096     WMS Industries, Inc.* ..........................         123,407
                                                                     -----------
                                                                         304,355
                                                                     -----------
COMMERCIAL PRINTING: 0.86%
     14,922     Innerworkings, Inc.* ...........................         183,093
                                                                     -----------

COMMUNICATIONS EQUIPMENT: 1.09%
      3,042     F5 Networks, Inc.* .............................         233,565
                                                                     -----------

COMPUTER STORAGE & PERIPHERALS: 0.85%
      9,972     NovAtel, Inc. * ................................         181,391
                                                                     -----------

CONSTRUCTION & ENGINEERING: 1.10%
      3,906     Granite Construction, Inc. .....................         235,298
                                                                     -----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS: 0.16%
      1,102     American Railcar Industries, Inc. ..............          35,110
                                                                     -----------

DATA PROCESSING & OUTSOURCED SERVICES: 4.83%
     14,750     Authorize.Net Holdings, Inc.* ..................         260,190
      5,454     ExlService Holdings, Inc.* .....................         113,443
      6,820     Heartland Payment Systems, Inc. ................         170,023
     13,890     Verifone Holdings, Inc. * ......................         490,178
                                                                     -----------
                                                                       1,033,834
                                                                     -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES: 1.22%
      2,332     The Advisory Board Co.* ........................         110,723
      2,500     Huron Consulting Group, Inc.* ..................         151,375
                                                                     -----------
                                                                         262,098
                                                                     -----------
DIVERSIFIED METALS & MINING: 1.65%
      3,738     RTI International Metals, Inc.* ................         352,381
                                                                     -----------

EDUCATION SERVICES: 1.46%
      2,520     Strayer Education, Inc. ........................         313,337
                                                                     -----------

ELECTRONIC EQUIPMENT MANUFACTURERS: 1.09%
      5,492     Daktronics, Inc. ...............................         125,108
      2,684     Flir Systems, Inc. * ...........................         108,675
                                                                     -----------
                                                                         233,783
                                                                     -----------
ENVIROMENTAL & FACILITIES SERVICES: 1.55%
     13,554     Covanta Holding Corp. * ........................         332,615
                                                                     -----------

FOOTWEAR: 4.27%
      7,155     Crocs, Inc.* ...................................         399,821
      4,581     Heelys, Inc.* ..................................         151,540
     18,018     Iconix Brand Group, Inc.* ......................         362,702
                                                                     -----------
                                                                         914,063
                                                                     -----------
HEALTH CARE EQUIPMENT: 0.58%
      4,212     Meridian Bioscience, Inc. ......................         125,223
                                                                     -----------

HEALTH CARE FACILITIES: 2.00%
      4,914     Psychiatric Solutions, Inc.* ...................         172,334
      6,497     VCA Antech, Inc.* ..............................         256,177
                                                                     -----------
                                                                         428,511
                                                                     -----------
HEALTH CARE SERVICES: 4.51%
        600     HMS Holdings Corp.* ............................          13,296
     17,370     HealthExtras, Inc.* ............................         537,602
      3,852     Healthways, Inc.* ..............................         163,402
      4,410     Pediatrix Medical Group, Inc.* .................         251,591
                                                                     -----------
                                                                         965,891
                                                                     -----------
HEALTH CARE SUPPLIES: 1.26%
      5,400     West Pharmaceutical
                Services, Inc. .................................         268,758
                                                                     -----------

HEALTH CARE TECHNOLOGY: 1.20%
     10,224     Omnicell, Inc.* ................................         234,539
        700     Vital Images, Inc.* ............................          21,602
                                                                     -----------
                                                                         256,141
                                                                     -----------
HOME ENTERTAINMENT SOFTWARE: 1.50%
      9,639     THQ Inc.* ......................................         321,653
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            PIC SMALL CAP GROWTH FUND
================================================================================
SCHEDULE OF INVESTMENTS at April 30, 2007 (Unaudited)--(continued)
--------------------------------------------------------------------------------
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES: 1.58%
      3,330     Ctrip.com International, Ltd. - ADR ............     $   236,164
      2,952     Home Inns & Hotels Management, Inc. - ADR* .....         101,165
                                                                     -----------
                                                                         337,329
                                                                     -----------
HUMAN RESOURCES & EMPLOYMENT SERVICES: 1.73%
     12,277     Resources Connection, Inc.* ....................         370,397
                                                                     -----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS: 0.77%
      4,506     Ormat Technologies, Inc. .......................         164,424
                                                                     -----------

INDUSTRIAL MACHINERY: 1.58%
      5,265     Altra Holdings, Inc.* ..........................          88,505
      4,900     Dynamic Materials Corp.* .......................         161,896
      2,331     RBC Bearings, Inc.* ............................          88,601
                                                                     -----------
                                                                         339,002
                                                                     -----------
INTEGRATED TELECOMMUNICATION SERVICES: 2.12%
      8,191     Cbeyond Communications, Inc.* ..................         284,883
      5,850     Neustar, Inc. - Class A* .......................         168,246
                                                                     -----------
                                                                         453,129
                                                                     -----------
INTERNET & CATALOG RETAIL: 0.94%
      5,400     VistaPrint Limited*# ...........................         201,852
                                                                     -----------

INTERNET RETAIL: 0.19%
      7,164     US Auto Parts Network, Inc.* ...................          41,551
                                                                     -----------

INTERNET SOFTWARE & SERVICES: 7.64%
     11,250     CyberSource Corp.* .............................         142,988
      6,156     Dealertrack Holdings, Inc.* ....................         203,148
      7,398     Equinix, Inc.* .................................         617,511
      4,284     The Knot, Inc.* ................................          91,378
      5,886     Liquidity Services, Inc.* ......................         122,890
      9,198     LoopNet, Inc.* .................................         168,599
     10,458     Omniture, Inc.* ................................         197,029
      5,040     Switch and Data Facilities Co.* ................          92,383
                                                                     -----------
                                                                       1,635,926
                                                                     -----------
INVESTMENT BANKING & BROKERAGE: 1.63%
      5,034     GFI Group, Inc.* ...............................         348,604
                                                                     -----------

LEISURE FACILITIES: 3.09%
      8,622     Life Time Fitness, Inc.* .......................         443,171
      9,528     Town Sports International Holdings, Inc.* ......         217,143
                                                                     -----------
                                                                         660,314
                                                                     -----------
LEISURE PRODUCTS: 0.78%
     12,100     Smith & Wesson Holding Corp.* ..................         166,012
                                                                     -----------

MANAGED HEALTH CARE: 0.87%
      7,951     Healthspring, Inc.* ............................         187,008
                                                                     -----------

MARINE: 3.27%
      8,966     American Commercial Lines, Inc.* ...............         264,228
      8,154     Horizon Lines Inc. - Class A ...................         277,318
      7,500     Ultrapetrol Bahamas Ltd.*# .....................         157,500
                                                                     -----------
                                                                         699,046
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES: 2.20%
      2,502     Core Laboratories N.V.*# .......................         227,482
      4,482     W-H Energy Services, Inc.* .....................         242,521
                                                                     -----------
                                                                         470,003
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION: 1.24%
      2,754     Bill Barrett Corp.* ............................         101,623
      7,100     Parallel Petroleum Corp.* ......................         164,081
                                                                     -----------
                                                                         265,704
                                                                     -----------
OIL & GAS REFINING & MARKETING: 0.39%
      1,788     World Fuel Services Corp. ......................          82,624
                                                                     -----------

OTHER DIVERSIFIED FINANCIAL SERVICES: 2.29%
     13,890     Verifone Holdings, Inc.* .......................         490,178
                                                                     -----------

PERSONAL PRODUCTS: 1.10%
      1,602     Chattem, Inc.* .................................          91,538
      6,871     Physicians Formula Holdings, Inc.* .............         144,428
                                                                     -----------
                                                                         235,966
                                                                     -----------
PROPERTY & CASUALTY INSURANCE: 1.48%
      3,908     National Interstate Corp. ......................          93,636
      7,254     Tower Group, Inc. ..............................         222,625
                                                                     -----------
                                                                         316,261
                                                                     -----------
REGIONAL BANKS: 0.86%
      5,596     PrivateBancorp, Inc. ...........................         183,717
                                                                     -----------

RESTAURANTS: 0.74%
      7,664     BJ's Restaurants, Inc.* ........................         157,802
                                                                     -----------

SEMICONDUCTOR EQUIPMENT: 2.66%
      9,324     FormFactor, Inc.* ..............................         384,988
      4,320     Tessera Technologies, Inc.* ....................         184,853
                                                                     -----------
                                                                         569,841
                                                                     -----------
SEMICONDUCTORS: 1.36%
      9,500     ANADIGICS, Inc.* ...............................         102,030
      7,759     Silicon Motion Technology Corp. - ADR* .........         188,233
                                                                     -----------
                                                                         290,263
                                                                     -----------
SPECIALIZED CONSUMER SERVICES: 1.99%
      2,644     Ritchie Bros. Auctioneers, Inc.# ...............         156,208
      5,220     Sotheby's ......................................         269,456
                                                                     -----------
                                                                         425,664
                                                                     -----------
SPECIALTY STORES: 0.61%
      2,520     Tractor Supply Co.* ............................         130,385
                                                                     -----------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            PIC SMALL CAP GROWTH FUND
================================================================================
SCHEDULE OF INVESTMENTS at April 30, 2007 (Unaudited)--(continued)
--------------------------------------------------------------------------------
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
STEEL: 1.78%
      2,205     Carpenter Technology Corp. .....................     $   267,621
      2,200     Schnitzer Steel Industries, Inc. ...............         114,202
                                                                     -----------
                                                                         381,823
                                                                     -----------
SYSTEMS SOFTWARE: 0.58%
      2,250     Micros Systems, Inc.* ..........................         123,300
                                                                     -----------

TRADING COMPANIES & DISTRIBUTORS: 3.56%
      7,182     Aircastle Ltd. # ...............................         239,879
      9,675     Houston Wire & Cable Co.* ......................         285,219
      8,568     UAP Holding Corp. ..............................         237,077
                                                                     -----------
                                                                         762,175
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES: 1.08%
      7,830     SBA Communications Corp.* ......................         230,359
                                                                     -----------

TOTAL COMMON STOCKS
  (Cost $14,008,188) ...........................................      20,348,775
                                                                     -----------

MONEY MARKET INVESTMENTS: 4.44%
    475,122     SEI Daily Income Trust Government Fund .........         475,122
    475,122     SEI Daily Income Trust Treasury Fund ...........         475,122
                                                                     -----------

TOTAL MONEY MARKET INVESTMENTS
  (Cost $950,244) ..............................................         950,244
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $14,958,432): 99.52% ...................................      21,299,019
                                                                     -----------
  Other Assets in Excess
    of Liabilities: 0.48% ......................................         102,554
                                                                     -----------

NET ASSETS: 100.0% .............................................     $21,401,573
                                                                     ===========


-------
* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depositary Receipt.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            PIC FLEXIBLE GROWTH FUND
================================================================================
SCHEDULE OF INVESTMENTS at April 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 100.18%
AEROSPACE & DEFENSE: 7.71%
        460     Boeing Co. ....................................     $    42,780
        500     General Dynamics Corp. ........................          39,250
        630     Rockwell Collins, Inc. ........................          41,372
                                                                    -----------
                                                                        123,402
                                                                    -----------
ASSET MANAGEMENT & CUSTODY BANKS: 2.97%
        575     Bank of New York Co., Inc. ....................          23,276
        185     Franklin Resources, Inc. ......................          24,292
                                                                    -----------
                                                                         47,568
                                                                    -----------
APPAREL RETAIL: 2.12%
        415     Abercrombie & Fitch Co. - Class A .............          33,889
                                                                    -----------

APPLICATION SOFTWARE: 2.60%
      1,000     Adobe Systems, Inc.* ..........................          41,560
                                                                    -----------

BIOTECHNOLOGY: 8.93%
        460     Cephalon, Inc.* ...............................          36,621
        725     Genzyme Corp.* ................................          47,350
        720     Gilead Sciences, Inc.* ........................          58,838
                                                                    -----------
                                                                        142,809
                                                                    -----------
CASINOS & GAMING: 2.86%
        395     International Game Technology .................          15,065
        457     MGM Mirage* ...................................          30,733
                                                                    -----------
                                                                         45,798
                                                                    -----------
COAL & CONSUMABLE FUELS: 2.36%
        810     Cameco Corp. # ................................          37,762
                                                                    -----------

COMMUNICATIONS EQUIPMENT: 2.05%
        750     Qualcomm, Inc. ................................          32,850
                                                                    -----------

COMPUTER HARDWARE: 6.38%
        700     Apple, Inc.* ..................................          69,860
        765     Hewlett-Packard Co. ...........................          32,237
                                                                    -----------
                                                                        102,097
                                                                    -----------
COMPUTER STORAGE & PERIPHERALS: 1.93%
      3,165     Brocade Communication Systems, Inc.* ..........          30,922
                                                                    -----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS: 2.32%
        510     Caterpillar, Inc. .............................          37,036
                                                                    -----------

CONSTRUCTION MATERIALS: 1.37%
        177     Vulcan Materials Co. ..........................          21,890
                                                                    -----------

DEPARTMENT STORES: 1.90%
        385     J.C. Penney Co., Inc. .........................          30,450
                                                                    -----------

DRUG RETAIL: 2.98%
      1,315     CVS Corp. .....................................          47,656
                                                                    -----------

FERTILIZERS & AGRICULTURAL CHEMICALS: 3.43%
        930     Monsanto Co. ..................................          54,861
                                                                    -----------

HEALTH CARE EQUIPMENT: 2.08%
        629     Medtronic, Inc. ...............................          33,293
                                                                    -----------

HEALTH CARE SERVICES: 1.64%
        790     Omnicare, Inc. ................................          26,204
                                                                    -----------

HEALTH CARE TECHNOLOGY: 2.23%
        670     Cerner Corp.* .................................          35,671
                                                                    -----------

HOME IMPROVEMENT RETAIL: 1.89%
        990     Lowe's Companies, Inc. ........................          30,254
                                                                    -----------

INDUSTRIAL GASES: 3.55%
        880     Praxair, Inc. .................................          56,804
                                                                    -----------

INTERNET SOFTWARE & SERVICES: 4.71%
         99     Google, Inc. - Class A* .......................          46,667
      1,020     Yahoo! Inc.* ..................................          28,601
                                                                    -----------
                                                                         75,268
                                                                    -----------
INVESTMENT BANKING & BROKERAGE: 2.22%
        655     Lazard Ltd. - Class A# ........................          35,468
                                                                    -----------

IT CONSULTING & OTHER SERVICES: 2.91%
        520     Cognizant Technology Solutions Corp. - Class A*          46,488
                                                                    -----------

OIL & GAS EXPLORATION & PRODUCTION: 2.34%
        890     Southwestern Energy Co.* ......................          37,380
                                                                    -----------

PHARMACEUTICALS: 8.26%
        290     Allergan, Inc. ................................          35,148
      1,460     Pfizer, Inc. ..................................          38,632
      1,840     Schering-Plough Corp. .........................          58,383
                                                                    -----------
                                                                        132,163
                                                                    -----------

RESTAURANTS: 2.55%
      1,315     Starbucks Corp.* ..............................          40,791
                                                                    -----------

SEMICONDUCTORS: 2.08%
      1,010     NVIDIA Corp.* .................................          33,219
                                                                    -----------

STEEL: 1.44%
        210     Allegheny Technologies, Inc. ..................          23,012
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            PIC FLEXIBLE GROWTH FUND
================================================================================
SCHEDULE OF INVESTMENTS at April 30, 2007 (Unaudited)--(continued)
--------------------------------------------------------------------------------
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

SYSTEMS SOFTWARE: 2.00%
      1,705     Oracle Corp.* .................................     $    32,054
                                                                    -----------

WIRELESS TELECOMMUNICATION SERVICES: 8.37%
      1,295     American Tower Corp. - Class A* ...............          49,210
        475     Metropcs Communications, Inc.* ................          13,324
        930     NII Holdings, Inc. - Class B* .................          71,377
                                                                    -----------
                                                                        133,911
                                                                    -----------
TOTAL COMMON STOCKS
  (Cost $1,352,013) ...........................................       1,602,530
                                                                    -----------

MONEY MARKET INVESTMENTS: 0.37%
      2,949     SEI Daily Income Trust Government Fund ........           2,949
      2,948     SEI Daily Income Trust Treasury Fund ..........           2,948
                                                                    -----------

TOTAL MONEY MARKET INVESTMENTS
  (Cost $5,897) ...............................................           5,897
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,357,910): 100.55% ..................................       1,608,427
  Liabilities in Excess
    of Other Assets: (0.55)% ..................................          (8,873)
                                                                    -----------

NET ASSETS: 100.0% ............................................     $ 1,599,554
                                                                    ===========

--------
* Non-income producing security.
# U.S. traded security of a foreign issuer.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                      STATEMENTS OF ASSETS AND LIABILITIES
================================================================================

April 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
                                                        PIC             PIC
                                                     SMALL CAP       FLEXIBLE
                                                    GROWTH FUND     GROWTH FUND
--------------------------------------------------------------------------------
ASSETS:
  Investments at cost ..........................   $ 14,958,432    $  1,357,910
                                                   ============    ============
  Investments at value .........................   $ 21,299,019    $  1,608,427

Receivables:
  Investments sold .............................        207,409            --
  Fund shares sold .............................         11,785            --
  Due from Advisor (Note 3) ....................          3,811           9,239
  Dividends and interest .......................          5,647             696
Prepaid expenses ...............................         26,829          13,200
Other assets ...................................         73,551            --
                                                   ------------     -----------
    Total assets ...............................     21,628,051       1,631,562
                                                   ------------     -----------

LIABILITIES:
  Payables:
    Investments purchased ......................        158,233           4,421
    Fund shares redeemed .......................             25           5,182
    Custody fees ...............................         18,758           1,639
    Deferred trustees' compensation (Note 3) ...         14,210           3,557
    Transfer agent fees and expenses ...........         10,372           2,684
    Fund accounting fees .......................          9,526           3,656
    Audit fees .................................          7,941           7,971
    Administration fees ........................          4,334           2,466
    Chief Compliance Officer fee ...............          1,189              47
    Distribution and service fees ..............            740            --
  Accrued expenses .............................          1,150             385
                                                   ------------     -----------
    Total liabilities ..........................        226,478          32,008
                                                   ------------     -----------

NET ASSETS .....................................   $ 21,401,573    $  1,599,554
                                                   ============    ============

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital) ..   $ 10,254,479    $  3,470,041
  Undistributed net investment loss ............       (477,190)         (9,683)
  Undistributed net realized gain (loss)
    from investment transactions ...............      5,283,697      (2,111,321)
  Net unrealized appreciation on investments ...      6,340,587         250,517
                                                   ------------     -----------

NET ASSETS .....................................   $ 21,401,573    $  1,599,554
                                                   ============    ============

NET ASSET VALUE, OFFERING PRICE
AND REDEMPTION PRICE PER SHARE:
CLASS A SHARES:
  Net assets ...................................   $  3,936,850    $       --
  Shares outstanding (unlimited number of shares
    authorized, par value $0.01) ...............        224,291            --
  NET ASSET VALUE PER SHARE ....................   $      17.55    $       --
                                                   ============    ============
  MAXIMUM OFFERING PRICE PER SHARE
    (NET ASSET VALUE DIVIDED BY 94.25%) ........   $      18.62    $       --
                                                   ============    ============

CLASS I SHARES:
  Net assets ...................................   $ 17,464,723    $  1,599,554
  Shares outstanding (unlimited number of shares
    authorized, par value $0.01) ...............        892,981          65,747
  NET ASSET VALUE, OFFERING PRICE AND
    REDEMPTION PRICE PER SHARE .................   $      19.56    $      24.33
                                                   ============    ============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                         STATEMENTS OF OPERATIONS
=========================================================================================================

For the Six Months Ended April 30, 2007 (Unaudited)
---------------------------------------------------------------------------------------------------------
                                                                                PIC              PIC
                                                                              SMALL CAP        FLEXIBLE
                                                                             GROWTH FUND      GROWTH FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes
    of $0 and $10, respectively) .........................................   $    102,734    $      4,410
  Interest ...............................................................         83,692             863
  Other income ...........................................................         73,551            --
                                                                             ------------    ------------
    Total investment income ..............................................        259,977           5,273
                                                                             ------------    ------------

EXPENSES:
  Management fees (Note 3) ...............................................        399,549           6,002
  Administration fees (Note 3) ...........................................         83,024          14,876
  Fund accounting fees (Note 3) ..........................................         28,295          12,804
  Transfer agent fees and expenses (Note 3) ..............................         27,562           9,045
  Custody fees (Note 3) ..................................................         23,392           2,977
    Registration expense .................................................         13,875           5,489
  Distribution and service fees (Notes 4 and 5):
    Class A ..............................................................         13,518            --
  Reports to shareholders ................................................         13,212             382
  Legal fees .............................................................          8,979           3,141
  Audit fees .............................................................          8,932           7,978
  Insurance expense ......................................................          7,073           2,747
  Trustees fees (Note 3) .................................................          5,256           2,941
  Chief Compliance Officer fee (Note 3) ..................................          3,655              66
  Other expenses .........................................................          5,019           1,083
                                                                             ------------    ------------
    Total expenses .......................................................        641,341          69,531
    Expenses waived and reimbursed by Advisor (Note 3) ...................       (128,386)        (61,385)
                                                                             ------------    ------------
    Net expenses .........................................................        512,955           8,146
                                                                             ------------    ------------
      Net investment loss ................................................       (252,978)         (2,873)
                                                                             ------------    ------------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
  Net realized gain from investment transactions .........................     12,189,724         196,444
  Net realized gain from in-kind redemption (Note 2) .....................     20,766,575            --
  Net unrealized depreciation during the period on investments ...........    (22,033,544)        (26,282)
                                                                             ------------    ------------
    Net realized and unrealized gain on investments ......................     10,922,755         170,162
                                                                             ------------    ------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $ 10,669,777    $    167,289
                                                                             ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                             STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================
                                                                    PIC SMALL CAP
                                                                     GROWTH FUND
                                                         Six Months Ended
                                                            April 30, 2007     Year Ended
                                                            (Unaudited)     October 31, 2006
---------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss ..................................   $    (252,978)   $    (971,327)
  Net realized gain from investment transactions .......      12,189,724       26,265,183
  Net realized gain from in-kind redemption ............      20,766,575             --
  Net unrealized depreciation during
    the period on investments ..........................     (22,033,544)     (10,930,047)
                                                           -------------    -------------
    Net increase in net assets resulting from operations      10,669,777       14,363,809
                                                           -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain from investment transactions
    Class A ............................................        (479,684)            --
    Class I ............................................      (5,103,169)            --
                                                           -------------    -------------
      Total distributions to shareholders ..............      (5,582,853)            --
                                                           -------------    -------------

CAPITAL SHARE TRANSACTIONS:
  Class A:
    Shares sold ........................................         839,197        4,147,422
    Shares issued on reinvestment of distributions .....         444,602             --
    Shares repurchased .................................      (6,115,074)     (29,935,050)
    Redemption fees ....................................           1,908              346
                                                           -------------    -------------
      Net decrease from Class A
        capital share transactions .....................      (4,829,367)     (25,787,282)
                                                           -------------    -------------
  Class I:
    Shares sold ........................................      12,219,428       39,220,845
    Shares issued on reinvestment of distributions .....       5,103,169             --
    Shares repurchased .................................    (115,709,897)     (63,103,619)
    Redemption fees ....................................             361              650
                                                           -------------    -------------
      Net decrease from Class I
        capital share transactions .....................     (98,386,939)     (23,882,124)
                                                           -------------    -------------

  Total decrease in net assets from
    capital share transactions .........................    (103,216,306)     (49,669,406)
                                                           -------------    -------------

Total decrease in net assets ...........................     (98,129,382)     (35,305,597)
                                                           -------------    -------------


NET ASSETS:
  Beginning of period ..................................     119,530,955      154,836,552
                                                           -------------    -------------
  End of period ........................................   $  21,401,573    $ 119,530,955
                                                           =============    =============
  Undistributed net investment loss at end of period ...   $    (477,190)   $    (224,212)
                                                           =============    =============

FUND SHARE TRANSACTIONS:
  Class A:
    Shares sold ........................................          49,880          250,235
    Shares issued on reinvestment of distributions .....          27,546             --
    Shares repurchased .................................        (353,612)      (1,897,926)
                                                           -------------    -------------
      Net decrease in Class A fund shares ..............        (276,186)      (1,647,691)
                                                           =============    =============
  Class I:
    Shares sold ........................................         636,215        2,125,326
    Shares issued on reinvestment of distributions .....         281,321             --
          Shares repurchased ...........................      (6,059,392)      (3,545,455)
                                                           -------------    -------------
Net decrease in Class I fund shares ....................      (5,141,856)      (1,420,129)
                                                           =============    =============

Total decrease in fund shares ..........................      (5,418,042)      (3,067,820)
                                                           =============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                              STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================
                                                                       PIC FLEXIBLE
                                                                        GROWTH FUND
                                                              Six Months Ended
                                                               April 30, 2007     Year Ended
                                                                 (Unaudited)   October 31, 2006
-----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss ........................................   $    (2,873)   $    (7,901)
  Net realized gain from investment transactions .............       196,444        423,431
  Net unrealized depreciation during the period on investments       (26,282)      (242,954)
                                                                 -----------    -----------
      Net increase in net assets resulting from operations ...       167,289        172,576
                                                                 -----------    -----------
CAPITAL SHARE TRANSACTIONS:
  Class I:
    Shares sold ..............................................        11,000        154,282
    Shares repurchased .......................................      (680,948)    (1,369,843)
                                                                 -----------    -----------
      Net decrease from Class I capital share transactions ...      (669,948)    (1,215,561)
                                                                 -----------    -----------
  Total decrease in net assets ...............................      (502,659)    (1,042,985)
                                                                 -----------    -----------

NET ASSETS:
  Beginning of period ........................................     2,102,213      3,145,198
                                                                 -----------    -----------
  End of period ..............................................   $ 1,599,554    $ 2,102,213
                                                                 ===========    ===========
  Undistributed net investment loss at end of period .........   $    (9,683)   $    (6,810)
                                                                 ===========    ===========
FUND SHARE TRANSACTIONS:
  Class I:
    Shares sold ..............................................           456          6,951
    Shares repurchased .......................................       (29,662)       (66,629)
                                                                 -----------    -----------
      Net decrease in Class I fund shares ....................       (29,206)       (59,678)
                                                                 ===========    ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                     FINANCIAL HIGHLIGHTS
==============================================================================================================================

                                                   PIC SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            CLASS I
                                    ------------------------------------------------------------------------------------------
                                       FOR THE           FOR THE       FOR THE       FOR THE       FOR THE          FOR THE
                                     PERIOD ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED       YEAR ENDED
                                    APRIL 30, 2007     OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,      OCTOBER 31,
                                      (UNAUDITED)         2006           2005           2004+         2003            2002
PER SHARE DATA                      ------------------------------------------------------------------------------------------
Net asset value per share,
  beginning of period .............   $   18.44       $    16.49     $    15.13     $    15.38     $    10.58     $    13.23
Income from investment operations:
  Net investment loss .............       (0.06)^          (0.12)^        (0.13)^        (0.14)         (0.08)         (0.10)
  Net realized gains (losses)
    and change in unrealized
    appreciation or depreciation
    on investments ................        2.14             2.07           1.49          (0.11)          4.88          (2.55)
                                      ---------       ----------     ----------     ----------     ----------     ----------
    Total income (loss) from
      investment operations .......        2.08             1.95           1.36          (0.25)          4.80          (2.65)
                                      ---------       ----------     ----------     ----------     ----------     ----------

Redemption fees retained ..........        0.00#^           0.00#^         0.00#^         0.00#          --             --
                                      ---------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS:
  From net realized gains .........       (0.96)            --             --             --             --             --
                                      ---------       ----------     ----------     ----------     ----------     ----------

Net asset value per share,
  end of period ...................   $   19.56       $    18.44     $    16.49     $    15.13     $    15.38     $    10.58
                                      =========       ==========     ==========     ==========     ==========     ==========
Total return ......................       11.66%++         11.83%          8.99%         (1.63%)        45.37%        (20.03%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets (dollars in millions),
    end of period .................   $    17.5       $    111.3      $   122.9      $   217.0      $   249.5      $   126.6
  Ratio of expenses to
    average net assets:
    Before expense reimbursement ..        1.26%+           1.18%          1.07%          0.99%          1.38%          1.34%
    After expense reimbursement ...        1.00%+           1.00%          1.00%          0.99%          1.00%          1.00%
  Ratio of net investment loss to
    average net assets:
    Before expense reimbursement ..       (0.89%)+         (0.85%)        (0.88%)        (0.86%)        (1.16%)        (1.09%)
    After expense reimbursement ...       (0.63%)+         (0.67%)        (0.81%)        (0.86%)        (0.78%)        (0.75%)
  Portfolio turnover rate .........       48.85%++         86.97%         59.58%         99.08%        106.81%        100.71%

---------
+    On December 19, 2003, the PIC Funds re-organized from a master feeder structure and merged into separate series of the
     Advisors Series Trust. The historical data shown reflects the operations of each respective predecessor PIC Feeder Fund.
^    Per share numbers have been calculated using the average shares method.
#    Amount is less than $0.01.
++   Not annualized.
+    Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                       FINANCIAL HIGHLIGHTS
==================================================================================================================================

                                                     PIC SMALL CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
                                          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS A
                                           ----------------------------------------------------------------------------------------
                                             FOR THE          FOR THE        FOR THE      FOR THE          FOR THE       FOR THE
                                           PERIOD ENDED      YEAR ENDED     YEAR ENDED   YEAR ENDED       YEAR ENDED    YEAR ENDED
                                           APRIL 30, 2007    OCTOBER 31,    OCTOBER 31,  OCTOBER 31,      OCTOBER 31,   OCTOBER 31,
                                           (UNAUDITED)          2006           2005         2004+            2003           2002
                                           ----------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value per share,
  beginning of period ....................   $   16.51       $   14.84     $   13.67     $    13.97     $     9.65     $    12.13
Income from investment operations:
  Net investment income (loss) ...........        0.09^          (0.18)^       (0.17)^        (0.15)         (0.15)         (0.13)
  Net realized gains (losses)
    and change in unrealized
    appreciation or depreciation
    on investments .......................        1.90            1.85          1.34          (0.15)          4.47          (2.35)
                                             ---------       ---------     ---------     ----------     ----------     ----------
    Total income (loss) from
      investment operations ..............        1.99            1.67          1.17          (0.30)          4.32          (2.48)
                                             ---------       ---------     ---------     ----------     ----------     ----------

Redemption fees retained .................        0.01^           0.00#^        0.00#^         0.00#         --             --
                                             ---------       ---------     ---------     ----------     ----------     ----------
DISTRIBUTIONS:
  From net realized gains ................       (0.96)          --            --             --             --             --
                                             ---------       ---------     ---------     ----------     ----------     ----------

Net asset value per share,
            end of period ................   $   17.55       $   16.51     $   14.84     $    13.67     $    13.97     $     9.65
                                             =========       =========     =========     ==========     ==========     ==========
Total return .............................       12.59%++        11.25%         8.56%         (2.15%)        44.77%        (20.45%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets (dollars in millions),
    end of period ........................   $     3.9       $     8.2     $    31.9     $    101.3     $     42.2     $     35.3
  Ratio of expenses to average net assets:
    Before expense reimbursement .........        1.73%+          1.58%         1.47%          1.36%          2.09%          1.86%
    After expense reimbursement ..........        1.40%+          1.40%         1.40%          1.37%          1.45%          1.45%
  Ratio of net investment income
    (loss) to average net assets:
    Before expense reimbursement .........        0.78%+         (1.27%)       (1.26%)        (1.23%)        (1.87%)        (1.61%)
    After expense reimbursement ..........        1.11%+         (1.09%)       (1.19%)        (1.24%)        (1.23%)        (1.20%)
  Portfolio turnover rate ................       48.85%++        86.97%        59.58%         99.08%        106.81%        100.71%

----------
+    On December 19, 2003, the PIC Funds re-organized from a master feeder structure and merged into separate series of the
     Advisors Series Trust. The historical data shown reflects the operations of each respective predecessor PIC Feeder Fund.
^    Per share numbers have been calculated using the average shares method.
#    Amount is less than $0.01.
++   Not annualized.
+    Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                      FINANCIAL HIGHLIGHTS
===============================================================================================================================

                                                    PIC FLEXIBLE GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS I
                                          -------------------------------------------------------------------------------------
                                              FOR THE        FOR THE         FOR THE      FOR THE       FOR THE       FOR THE
                                            PERIOD ENDED    YEAR ENDED      YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED
                                           APRIL 30, 2007   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,  OCTOBER 31,
                                            (UNAUDITED)        2006           2005         2004*+        2003*         2002*
                                          -------------------------------------------------------------------------------------

PER SHARE DATA
Net asset value per share,
  beginning of period .....................  $   22.14      $   20.34    $   17.06    $    17.62    $    12.85    $    15.47
Income from investment operations:
  Net investment loss .....................      (0.08)         (0.10)       (0.05)        (0.26)        (0.29)        (0.37)
  Net realized gains (losses)
    and change in unrealized
    appreciation or depreciation
    on investments ........................       2.27           1.90         3.33         (0.30)         5.06         (2.25)
                                             ---------      ---------    ---------    ----------    ----------    ----------
    Total income (loss) from
      investment operations ...............       2.19           1.80         3.28         (0.56)         4.77         (2.62)
                                             ---------      ---------    ---------    ----------    ----------    ----------
Redemption fees retained ..................        --             --           --           0.00#          --            --
                                             ---------      ---------    ---------    ----------    ----------    ----------
Net asset value per share,
  end of period ...........................  $   24.33      $   22.14    $   20.34    $    17.06    $    17.62    $    12.85
                                             =========      =========    =========    ==========    ==========    ==========


Total return ..............................       9.89%++        8.85%       19.23%        (3.18)%       37.12%       (16.94%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets (dollars in millions),
    end of period .........................  $     1.6      $     2.1    $     3.1    $      2.5    $      3.7    $      3.5
  Ratio of expenses to
    average net assets:
    Before expense reimbursement ..........       8.12%+         4.73%        4.86%         7.24%        10.38%         4.03%
    After expense reimbursement ...........       0.95%+         0.95%        0.97%         1.55%         2.14%         2.14%
  Ratio of net investment loss
    to average net assets:
    Before expense reimbursement ..........      (7.51%)+       (4.05%)      (4.18%)       (6.94%)      (10.11%)       (3.88%)
    After expense reimbursement ...........      (0.34%)+       (0.27%)      (0.29%)       (1.25%)       (1.87%)       (1.99%)
  Portfolio turnover rate .................      46.34%++       75.96%       60.00%       171.99%       133.51%       259.63%

------
     *    As of July 1, 2004, the PIC Mid Cap Growth Fund converted from Class B shares to PIC Flexible Growth Fund Class I shares.
     +    On December 19, 2003, the PIC Funds re-organized from a master feeder structure and merged into separate series of the Advisors Series Trust. The historical data shown reflects the operations of each respective predecessor PIC
          Feeder Fund.
     #    Amount is less than $0.01.
     ++   Not annualized.
     +    Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
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NOTES TO FINANCIAL STATEMENTS at April 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

1- ORGANIZATION

The PIC Flexible Growth Fund (formerly PIC Mid Cap Fund) and PIC Small Cap Growth Fund are each a series of Advisors Series Trust ("the Trust") which is registered under the Investment Company Act of 1940 as an open-end management investment company. The PIC Small Cap Growth Fund - Class I commenced operations on September 30, 1993 and the PIC Small Cap Growth Fund - Class A commenced operations on February 3, 1997. The PIC Flexible Growth Fund commenced operations on March 31, 1999.

2- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doe not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value.

     B. FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment. Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

     D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

     E. SECURITIES LOANS: The Funds may temporarily loan securities to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The loans are secured by cash or securities collateral at least equal, at all times, to the fair value of the securities loaned.

     F. REDEMPTION FEES: The Funds charge a 1% redemption fee to shareholders who redeem shares held for less than 30 days. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

     G. RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

     H. IN-KIND REDEMPTION: During the six months ended April 30, 2007, the PIC Small Cap Growth Fund realized $20,766,575 of net capital gains resulting from an in-kind redemption. A shareholder exchanged fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains and losses to paid-in-capital. Such reclassification have no effect on the Fund's net assets.

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                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
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NOTES TO FINANCIAL STATEMENTS at April 30, 2007 (Unaudited) - (continued)
--------------------------------------------------------------------------------

     I. NEW ACCOUNTING PRONOUNCEMENTS: On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Application of FIN 48 is required as of the date of the last Net Asset Value ("NAV") calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The Funds will apply FIN 48 to all open tax years on the date of adoption, which is expected to be April 30, 2008. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

          In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2007, Provident Investment Counsel, Inc. (the "Advisor"), an indirect, wholly owned subsidiary of Old Mutual PLC, provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the PIC Small Cap Growth Fund, and 0.70% based upon the average daily net assets of the PIC Flexible Growth Fund. For the six months ended April 30, 2007, the PIC Small Cap Growth Fund and PIC Flexible Growth Fund incurred $399,549 and $6,002 in advisory fees, respectively.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Funds and/or to pay Fund operating expenses to the extent necessary to limit the Funds' aggregate annual operating expenses to 1.00% for the PIC Small Cap Growth Fund - Class I, 1.40% for the PIC Small Cap Growth Fund - Class A, and 0.95% for the PIC Flexible Growth Fund. Any such reductions made by the Advisor in its fees or payment of expenses which are the Funds' obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds' expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.

For the six months ended April 30, 2007, the Advisor reduced its fees and absorbed Fund expenses in the amount of $128,386 and $61,385 for the PIC Small Cap Growth Fund and PIC Flexible Growth Fund, respectively.

At April 30, 2007, the amount available for reimbursement to the Advisor by each Fund, are as follows:

      FUND                                                    TOTAL
      ----                                                    -----
      PIC Small Cap Growth Fund ......................... $   521,360
      PIC Flexible Growth Fund .......................... $   454,633

At April 30, 2007, accumulative expenses subject to recapture for the Funds expire as follows:

                                                  OCTOBER 31,
                             -------------------------------------------------
FUND                           2007           2008          2009         2010
----                           ----           ----          ----         ----
PIC Small Cap Growth Fund .. $  --          $ 154,688    $ 238,286   $ 128,386
PIC Flexible Growth Fund ... $  170,198     $ 110,942    $ 112,108   $  61,385

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                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
================================================================================

NOTES TO FINANCIAL STATEMENTS at April 30, 2007 (Unaudited) - (continued)
--------------------------------------------------------------------------------

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds' custodian. For the six months ended April 30, 2007, the PIC Small Cap Growth Fund and PIC Flexible Growth Fund incurred the following expenses for administration, fund accounting, transfer agency, and custody:

                                      PIC                     PIC
                                   SMALL CAP                FLEXIBLE
                                  GROWTH FUND             GROWTH FUND
                                  -----------             -----------
      Administration ...........  $  83,024               $   14,876
      Fund accounting ..........     28,295                   12,804
      Transfer agency ..........     18,969                    8,838
      Custody ..................     23,392                    2,977

Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator. The Distributor has advised the Funds that it has received $1,680 in front-end sales charges resulting from sales of the PIC Small Cap Growth Fund - Class A shares.

Certain officers of the Trust are also employees of the Administrator.

The PIC Investment Trust (previous Trust of the Funds) approved a Deferred Compensation Plan for its Trustees (the "Plan"). Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). The phantom share account is marked to market on January 1 of each calendar year. The phantom share account balances were as follows on January 1, 2007:

      PIC Small Cap Growth Fund .............. $   14,210
      PIC Flexible Growth Fund ...............      3,557

For the six months ended April 30, 2007, the PIC Small Cap Growth Fund and PIC Flexible Growth Fund were allocated $3,655 and $66, respectively, of the Chief Compliance Officer fee.

4 - SHAREHOLDER SERVICING FEE

The PIC Small Cap Growth Fund - Class A has entered into a Shareholder Servicing Agreement with the Advisor under which the Fund pays servicing fees at an annual rate of 0.15% of the average daily net assets of the Fund. Payments to the Advisor under the Shareholder Servicing Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Shareholder Servicing Agreements with the Advisor for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders' accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the six months ended April 30, 2007, the PIC Small Cap Growth Fund - Class A incurred shareholder servicing fees of $5,069 under the agreement.

5 - DISTRIBUTION COSTS

The PIC Small Cap Growth Fund - Class A has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent a compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the six months ended April 30, 2007, the PIC Small Cap Growth Fund - Class A paid the Distribution Coordinator $8,449.

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                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
================================================================================

NOTES TO FINANCIAL STATEMENTS at April 30, 2007 (Unaudited) - (continued)
--------------------------------------------------------------------------------

6 - PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2007, the cost of purchases and the proceeds from sales of securities, excluding short-term securities were:

                                       PURCHASES                      SALES
                                       ---------                      -----
      PIC Small Cap Growth Fund ... $   47,919,916              $  149,815,492
      PIC Flexible Growth Fund .... $      785,077              $    1,434,884

7 - LINE OF CREDIT

The PIC Small Cap Growth Fund and the PIC Flexible Growth Fund have a line of credit in the amount of $11,000,000 and $150,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds' custodian, U.S. Bank, N.A. During the six months ended April 30, 2007, the Funds did not draw upon the line of credit.

8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, net operating losses, limitations on use of capital loss carryforwards, deferred trustees compensation, and Passive Foreign Investment Companies.

The tax character of distributions paid during the six months ended April 30, 2007 and the year ended October 31, 2006 was as follows:

                                         SIX MONTHS
                                           ENDED                 YEAR ENDED
      PIC SMALL CAP GROWTH FUND        APRIL 30, 2007         OCTOBER 31, 2006
      -------------------------        --------------         ----------------
      Long-term capital gains .......  $   5,582,853          $          --

Ordinary income distributions may include dividends paid from short-term capital gains.

As of October 31, 2006, the Funds' most recently completed fiscal year end, the components of net assets on a tax basis were as follows:

                                                   PIC               PIC
                                                SMALL CAP          FLEXIBLE
                                               GROWTH FUND       GROWTH FUND
                                               -----------       -----------
      Cost of investments ................... $ 91,688,595      $  1,807,895
                                              ============      ============
      Gross unrealized appreciation ......... $ 29,693,270      $    314,161
      Gross unrealized depreciation .........   (2,326,679)          (38,364)
                                              ------------      ------------
      Net unrealized appreciation ........... $ 27,366,591      $    275,797
                                              ============      ============
      Undistributed ordinary income ......... $     --          $      --
      Undistributed long-term capital gain ..    5,582,797             --
                                              ------------      ------------
      Total distributable earnings .......... $  5,582,797      $      --
                                              ============      ============
      Other accumulated gains (losses) ...... $ (6,122,643)     $ (2,313,573)
                                              ------------      ------------
      Total accumulated earnings (losses) ... $ 26,826,745      $ (2,037,776)
                                              ============      ============

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                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
================================================================================

NOTES TO FINANCIAL STATEMENTS at April 30, 2006 (Unaudited) - (continued)
--------------------------------------------------------------------------------

At October 31, 2006, certain Funds had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:


                                               CAPITAL LOSSES EXPIRING IN:
                            ------------------------------------------------------------------------
                                2008          2009            2010           2011          TOTAL
                                ----          ----            ----           ----          -----
PIC Small Cap Growth Fund   $(3,476,373)   $(2,591,031)   $      --      $      --      $(6,067,404)
PIC Flexible Growth Fund           --       (1,720,974)      (381,989)      (203,800)    (2,306,763)


During the year ended October 31, 2006, the PIC Small Cap Growth Fund and the PIC Flexible Growth Fund utilized capital loss carryforwards of $20,816,562 and $420,642, respectively.

The carryforward loss for the PIC Small Cap Growth Fund was generated in connection with the reorganization of the Fund from a master-feeder structure on December 19, 2003, and is limited to $2,022,468 each year through 2009.

9 - PIC SMALL CAP GROWTH FUND - CLASS A CLOSING

On February 28, 2007, Provident Investment Counsel, Inc., the investment advisor to the Small Cap Growth Fund (the "Fund") and the Board of Trustees of the Trust have determined to close the Class A shares of the Fund on June 29, 2007 and convert such shares to Class I shares because Class A's small asset size does not permit efficient operation.

Class I shares are offered by the Fund without a sales load or other sales charges. Class A shares of the Fund charge a maximum front-end sales load of 5.75% and charge an ongoing shareholder servicing fee at an annual rate of 0.15% of share assets and an ongoing distribution and servicing (Rule 12b-1) fee at an annual rate of 0.25% of share assets. By converting current Class A shares to Class I shares, shareholders of Class A will no longer be subject to any sales charges, and will enjoy lower ongoing expenses as a result of the decrease in shareholder servicing and distribution (Rule 12b-1) fees.

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                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
================================================================================

NOTICE TO SHAREHOLDERS at April 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-618-7643 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

HOW O OBTAIN A COPY OF THE FUNDS' PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2006

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 1-800-618-7643. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

The Funds file their complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' Forms N-Q is also available upon request by calling 1-800-618-7643.

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                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
================================================================================

BOARD REVIEW OF ADVISORY AGREEMENT
--------------------------------------------------------------------------------

At a meeting held on December 12, 2006, the Board, including the Independent Trustees, considered and approved the continuance of the Advisory Agreement for the Provident Investment Counsel ("PIC") Flexible Growth Fund and the PIC Small Cap Growth Fund for an additional one-year term. Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor and the Administrator regarding the Funds. This information, together with the information provided to the Independent Trustees since each Fund's inception, formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of certain factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the Advisor's specific responsibilities in all aspects of the day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of the key personnel at the Advisor involved in the day-to-day activities of the Funds, including administration, marketing and compliance. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor's compliance record, and the Advisor's business continuity plan. The Board also considered the Board's knowledge of the Advisor's operations, and noted that during the course of the prior two fiscal years the Board had met with the Advisor twice to discuss various investment, marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its obligations under each Advisory Agreement and that the nature, overall quality, cost and extent of such investment advisory services were satisfactory and reliable.

2. THE FUNDS' HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and in comparison to its peer group, as classified by Lipper, Inc., and each Fund's benchmark indices.

     PIC FLEXIBLE GROWTH FUND. The Board noted that the Fund's year-to-date performance as of October 31, 2006 was below the median of its peer group and also trailed the Russell Midcap Growth Index. The Board also noted that, although the Fund's year-to-date, one-year and five-year performances trailed its benchmark index and its peer group, its performance since inception of the Fund was better than that of its benchmark index as of October 31, 2006. The Trustees also noted that during the course of the prior year they had met with the Advisor to discuss various performance topics and had been satisfied with the Advisor's reports. The Board concluded that the Advisor's performance overall was satisfactory under current market conditions.

     PIC SMALL CAP GROWTH FUND. The Board noted that although the Fund's performance figures as of October 31, 2006 were below the median for its peer group for all relevant periods, the performance for the Fund was not outside of the range of its peer group for any period. The Board also noted that, although the Fund's year-to date, one-year and five-year performances trailed its benchmark indices, the S&P 500 Index and the Russell 2000 Growth Index and the Fund's peer group, its performance since inception of the Fund was better than that of the Russell 2000 Growth Index as of October 31, 2006. The Trustees also noted that during the course of the prior year they had met with the Advisor in person to discuss various performance topics and had been satisfied with the Advisor's reports. The Board concluded that the Advisor's performance overall was satisfactory under current market conditions.

3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR'S FEES UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed and compared each Fund's fees and expenses to those funds in their respective peer group, as well as the fees and expenses for similar types of accounts managed by the Advisor.

     PIC FLEXIBLE GROWTH FUND. The Board noted that the Advisor had agreed to maintain an annual expense ratio of 0.95%, which had been consistently and clearly disclosed to shareholders as the expense ratio that shareholders should expect to experience - and that the Advisor had honored its agreement in this respect. The Trustees noted that the Fund's total expense ratio was below its peer group median and the expense structure was in line with the fees charged by the Advisor to its other investment management clients. After taking into account this information and considering all waivers and reimbursements, the Board concluded that the fee paid to the Advisor was fair and reasonable in light of comparative performance and expense and advisory fee information.


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                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
================================================================================

BOARD REVIEW OF ADVISORY AGREEMENT - (continued)
--------------------------------------------------------------------------------

     PIC SMALL CAP GROWTH FUND. The Board noted that the Advisor had agreed to maintain an annual expense ratio of 1.40% for the Fund's Class A shares and 1.00% for the Fund's Class I shares, which had been consistently and clearly disclosed to each class as the expense ratio that shareholders should expect to experience, and that the Advisor had honored its agreement in this respect. The Trustees noted that the Fund's total expense ratio for each share class was below its peer group median and the expense structures were in line with the fees charged by the Advisor to its other investment management clients. It was noted that the Fund's Class A Rule 12b-1 fees of 0.25% were at an acceptable level. After taking into account this information and considering all waivers and reimbursements, the Board concluded that the fee paid to the Advisor was fair and reasonable.

4. ECONOMIES OF SCALE. The Board also considered whether the Funds were experiencing economies of scale and concluded that all effective economies of scale for the Funds at each Fund's current asset levels were being shared by the Advisor in the form of controlling operating expenses. The Board considered that each Fund would realize additional economies of scale as Fund assets continued to grow even though certain Fund expenses would increase with asset growth and assets had to grow beyond the point where subsidization from the Advisor was no longer necessary and/or had been recaptured. The Board also noted that, although the Funds did not have advisory fee breakpoints, current asset levels did not warrant the introduction of breakpoints at this time.

5. THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Advisor's financial information and took into account both the direct and indirect benefits to the Advisor from advising the Funds. The Board considered that the Advisor benefits from positive reputational value in advising the Funds. The Board noted that the Advisor had subsidized and was continuing to subsidize a portion of each Fund's operating expenses. The Board also considered the Advisor's estimate of the asset level at which the Funds would reach break even levels by covering allocated overhead costs. After its review, the Board determined that there was currently limited profitability to the Advisor from the Advisory Agreement and therefore profitability could not be considered excessive. The Board also considered the financial soundness of the Advisor from the perspective of evaluating the Advisor's ability to continue to subsidize the each Fund until it reached a point where it could generate a positive return to the Advisor. The Board concluded that the Advisor has adequate resources to adequately support the Funds.

No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including advisory fees, was fair and reasonable to the Funds, and that each Fund's shareholders were receiving reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement was in the best interests of the Funds and their shareholders.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS - ADVISORS SERIES TRUST
--------------------------------------------------------------------------------
WALTER E. AUCH, Independent Trustee
JAMES CLAYBURN LAFORCE, Independent Trustee
DONALD E. O'CONNOR, Independent Trustee
GEORGE J. REBHAN, Independent Trustee
GEORGE T. WOFFORD III, Independent Trustee
ERIC M. BANHAZL, President and Independent Trustee
BUD M. SLOTKY, Vice President, Chief Compliance Officer and AML Officer
JEANINE M. BAJCZYK, Secretary
DOUGLAS G. HESS, Treasurer

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
PROVIDENT INVESTMENT COUNSEL
300 N. Lake Avenue
Pasadena, CA 91101
(626) 449-8500

DISTRIBUTOR
--------------------------------------------------------------------------------
QUASAR DISTRIBUTORS, LLC
615 E. Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
--------------------------------------------------------------------------------
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TAIT, WELLER & BAKER, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103


WHY INVEST WITH PROVIDENT INVESTMENT COUNSEL?


COMMITMENT TO OUR SHAREHOLDERS
------------------------------
     o    Dedicated investment team managing your investments
     o    Focused on shareholder objectives and needs

PASSION FOR GROWTH INVESTING
----------------------------
     o    "Pure growth" philosophy and consistent investment style
     o "Multiple points of knowledge" provide intimate understanding of companies

UNIQUELY STRUCTURED INVESTMENT TEAMS
------------------------------------
     o    Significant number of professionals committed to growth philosophy
     o    Transparent process that "digs deep" into company fundamentals


================================================================================
This semi-annual report is intended for shareholders of PIC Mutual Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the fund. If used as sales literature after April 30, 2007, this semi-annual report must be accompanied by performance updates for the most recent calendar quarter.

PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                      Shareholder Services: (800) 618-7643
                            Website: www.provnet.com

                                                                         (06/07)

                                     ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULES OF INVESTMENTS.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not Applicable.

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  ADVISORS SERIES TRUST

         By (Signature and Title)* /S/ ERIC M. BANHAZL
                                   --------------------------
                           Eric M. Banhazl, President

         Date   7/5/07
                ---------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /S/ ERIC M. BANHAZL
                                    -----------------------------------
                                    Eric M. Banhazl, President

         Date 7/5/07
              ---------------------------------------------------------

         By (Signature and Title)*  /S/ DOUGLAS G. HESS
                                    -----------------------------------
                                     Douglas G. Hess, Treasurer

         Date 7/5/07
              ---------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.